CONTRACTUAL OBLIGATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
CONTRACTUAL OBLIGATION
Balance, at beginning	$ 10,701	$ 0
Contract execution		11,227
Accretion	509	611
Payment	(2,178)	(964)
Foreign exchange gain	(153)	(173)
Balance, at ending	8,879	10,701
Current portion	(1,817)	(1,660)
Non-current portion	$ 7,062	$ 9,041